CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Treasury Stock	Total
Beginning balance, shares at Jun. 27, 2015	10,255			(7,119)
Beginning balance, value at Jun. 27, 2015	$ 174	$ 24,700	$ 16,972	$ (24,636)	$ 17,210
Stock compensation expense		213			$ 213
Stock options exercised, shares	28				27,916
Stock options exercised, value		102			$ 102
Sale of stock, shares	59
Sale of stock, value	$ 1	763			764
Net loss			(8,886)		(8,886)
Ending balance, shares at Jun. 26, 2016	10,342
Ending balance, value at Jun. 26, 2016	$ 175	25,778	8,086		9,403
Stock compensation expense		58			$ 58
Stock options exercised, shares	315				315,000
Stock options exercised, value	$ 3	803			$ 806
Conversion of senior notes, net, shares	10
Conversion of senior notes, net, value		145			145
Net loss			(12,491)		(12,491)
Ending balance, shares at Jun. 25, 2017	10,667			(7,119)
Ending balance, value at Jun. 25, 2017	$ 178	$ 26,784	$ (4,405)	$ (24,636)	$ (2,079)